Securities Act Registration No. 333-124045
Investment Company Registration No. 811-21751

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-2

[X] REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

[X]	Pre-Effective Amendment	No. 2
[ ]	Post-Effective Amendment	No. __
and/or

[X] REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

[X]      Amendment No. 2

LAZARD WORLD DIVIDEND & INCOME FUND, INC.
(Exact Name of Registrant as Specified in Charter)

     30 Rockefeller Plaza
New York, New York 10112
(Address of Principal Executive Offices)

(212) 632-6000
 (Registrant's Telephone Number, including Area Code)

 Nathan A. Paul, Esq.
Lazard Asset Management LLC
30 Rockefeller Plaza
New York, New York 10112
(Name and Address of Agent for Service)

Copies of Communications to:

Stuart H. Coleman, Esq.	Leonard B. Mackey, Jr., Esq.
Janna Manes, Esq.	Clifford Chance US LLP
Stroock & Stroock & Lavan LLP	31 West 52nd Street
180 Maiden Lane	New York, New York 10019-6131
New York, New York 10038

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

If any of the securities being registered on this form are offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933 as amended (the "Securities Act"), other than securities offered in connection with a dividend reinvestment plan, check the following box. [   ]

It is proposed that this filing will become effective when declared effective pursuant to Section 8(c).

CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT

Title of		Proposed Maximum	Proposed Maximum	Amount of
Securities Being	Amount Being	Offering Price Per	Aggregate Offering	Registration
Registered	Registered	Unit	Price	Fee

Common Stock,
$0.001 par value	9,000,000	$20.00	$180,000,000*	$21,186.00**
shares

*	Estimated solely for the purpose of calculating the registration fee.

**	$235.40 of which has been previously paid.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act or until the Registration Statement shall become effective on such dates as the Commission, acting pursuant to said Section 8(a), may determine.

Part A

The Prospectus comprising Part A of Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-2, filed on May 23, 2005 ("Pre-Effective Amendment No. 1"), is incorporated by reference herein.

Part B

The Statement of Additional Information comprising Part B of Pre-Effective Amendment No. 1 is incorporated by reference herein.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Stockholders and Board of Directors of
Lazard World Dividend & Income Fund, Inc.

We have audited the accompanying statement of net assets of Lazard World Dividend & Income Fund, Inc. (the "Fund") as of June 20, 2005. The financial statement is the responsibility of the Fund's management. Our responsibility is to express an opinion on the financial statement based on our audit.

We conducted our audit in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statement referred to above presents fairly, in all material respects, the financial position of the Fund as of June 20, 2005, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
New York, New York

June 22, 2005

A-1

LAZARD WORLD DIVIDEND & INCOME FUND, INC.
FINANCIAL STATEMENT

Lazard World Dividend & Income Fund, Inc.
Statement of Net Assets
June 20, 2005

ASSETS:
Cash	$100,027
Deferred Offering and Organizational Costs	300,000

Total Assets	400,027

LIABILITIES:
Payable to Investment Manager	300,000

NET ASSETS	$100,027

Analysis of Net Assets:
Net capital paid in on shares of
common stock issued ($0.001 par
value; 5,237 shares issued and
outstanding)

$100,027

The accompanying notes are an integral part of this financial statement.

LAZARD WORLD DIVIDEND & INCOME FUND, INC.
Notes to Statement of Net Assets

1.  Organization

Lazard World Dividend & Income Fund, Inc. (the "Fund") was incorporated in Maryland on April 6, 2005 and is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. To date, the Fund has not had any transactions other than those relating to organizational matters and the sale of Common Stock to Lazard Asset Management LLC ("LAM").

2.  Investment Management Agreement

The Fund has entered into an investment management agreement with LAM, a subsidiary of Lazard Frères & Co. LLC. (See the "Investment Management and Investment Management Agreement" section within "Management of the Fund" in the Statement of Additional Information.)

3.  Costs of Organization and Offering

LAM has agreed to pay all of the Fund's organizational expenses and to reimburse offering costs (other than sales load, but including a partial reimbursement of underwriter expenses) to the extent these expenses exceed $0.04 per share of Common Stock. The Fund has estimated that (i) offering costs will approximate $575,000 and (ii) 7,500,000 shares will be issued in connection with the Fund's offering of Common Stock. Based on those estimates, the Fund anticipates that the net proceeds of the offering will be reduced by approximately $300,000 of such costs and that LAM will bear the remainder of the costs, estimated to be $275,000.

A-2

PART C -- OTHER INFORMATION

Item 25.	Financial Statements and Exhibits.

(1)	Financial Statements:

     Registrant has not conducted any business as of the date of this filing, other than in connection with its organization. Financial statements indicating that Registrant has met the net worth requirements of Section 14(a) of the Investment Company Act of 1940 Act, as amended (the "1940 Act") are contained in Part B to this Registration Statement.

(2)	Exhibits:

(a)	Articles of Incorporation[1]
(b)	By-Laws[1]
(c)	Not applicable
(d)	(i) See Exhibit (a)
(d)	(ii) Form of Stock Certificate[2]
(e)	Dividend Reinvestment Plan[2]
(f)	Not applicable
(g)	Investment Management Agreement between Registrant and Lazard Asset
Management LLC ("LAM")[2]
(h)	(i) Purchase Agreement between Registrant and Merrill Lynch, Pierce,
Fenner & Smith Incorporated*
(h)	(ii) Form of Structuring Fee and Aftermarket Support Agreement between Registrant and Citigroup Global
Markets Inc.*
(i)	Not applicable
(j)	Custodian Agreement between Registrant and State Street Bank and Trust
Company ("State Street")*
(k)	(i) Transfer Agency and Service Agreement among Registrant, EquiServe
Trust Company, N.A. and EquiServe, Inc.*
(k)	(ii) Form of Administration Agreement between Registrant and State
Street*
(l)	(i) Opinion and Consent of Stroock & Stroock & Lavan LLP*
(l)	(ii) Opinion and Consent of Venable LLP*
(m)	Not applicable
(n)	Consent of Independent Registered Public Accounting Firm*
(o)	Not applicable
(p)	Investment Letter*
(q)	Not applicable
(r)	Code of Ethics of Registrant and LAM*
(s)	Power of Attorney[2]

*	Filed herewith.

1	Incorporated by reference to Registrant's Registration Statement on Form N-2 filed with the Securities and Exchange Commission (the "SEC") on April 13, 2005.

2	Incorporated by reference to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-2 filed with the SEC on May 23, 2005.

Item 26.	Marketing Arrangements.

See Exhibits (h)(i)-(ii) to this Registration Statement.

Item 27.	Other Expenses of Issuance and Distribution.

                           The following table sets forth the expenses to be incurred in connection with the offer described in this Registration Statement:

SEC registration fees	$21,200
National Association of Securities Dealers, Inc. fees	$18,000
Printing and engraving expenses	$250,000
Independent registered public accounting firm's fees and expenses	$10,000
Legal fees and expenses	$175,000
NYSE listing fees	$30,000
Miscellaneous expenses	$5,000

Total	$509,200

Item 28.	Persons Controlled by or under Common Control with Registrant.

Not applicable.

Item 29.	Number of Holders of Securities.

Title of Class	Number of Record Holders

Common Stock, par value $0.001 per	1 as of June 17, 2005
share

Item 30.	Indemnification.

                           Reference is made to Article VII of Registrant's Articles of Incorporation filed as Exhibit (a), Article VI of Registrant’s By-Laws filed as Exhibit (b) and to Section 2-418 of the Maryland General Corporation Law. The application of these provisions is limited by the following undertaking set forth in the rules promulgated by the SEC:

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Securities Act"), may be permitted to directors, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in such Act and is, therefore, unenforceable. In such event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a director, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in such Act and will be governed by the final adjudication of such issue.

                           The directors and officers of Registrant are covered by an errors and omission policy covering certain claims and expenses arising out of their position with Registrant, except for matters which involve willful misfeasance, bad faith, gross negligence or reckless disregarding of their duties.

                           Section of the Form of Purchase Agreement to be filed as Exhibit h(i) to this Registration Statement provides for each of the parties thereto, including Registrant and the Underwriters, to indemnify the others, their trustees, directors, certain of their officers, trustees, directors and persons who control them against certain liabilities in connection with the offering described herein, including liabilities under the federal securities laws.

Item 31.	Business and other Connections of Investment Adviser.

                           The descriptions of LAM under the Captions "Management of the Fund" in the Prospectus and "Management of the Fund" in the Statement of Additional Information constituting Parts A and B, respectively, of this Registration Statement are incorporated by reference herein. Registrant is fulfilling the requirement of this Item 31 to provide a list of the officers and directors of LAM, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by LAM or those of its officers and members during the past two years, by incorporating by reference the information contained in the Form ADV filed with the SEC pursuant to the Investment Advisers Act of 1940, as amended, by LAM (SEC File No. 801-61701).

Item 32.	Location of Accounts and Records.

                           The majority of the accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules thereunder, including journals, ledgers, securities records and other original records, are maintained primarily at the offices of Registrant's custodian, State Street, One Federal Street, Boston, Massachusetts 02110. All other records so required to be maintained are maintained at the offices of LAM, 30 Rockefeller Plaza, New York, New York 10112.

Item 33.	Management Services.

Not applicable.

Item 34.	Undertakings.

     (1)    Registrant hereby undertakes to suspend the offering of its Common Stock until it amends its prospectus if (a) subsequent to the effective date of its Registration Statement, the net asset value declines more than 10 percent from its net asset value as of the effective date of the Registration Statement or (b) the net asset value increases to an amount greater than its net proceeds as stated in the prospectus.

     (2)    Not applicable.

     (3)    Not applicable.

     (4)    Not applicable.

     (5)   Registrant hereby undertakes that:

(a)	for the purposes of determining any liability under the Securities Act, the information omitted from the form of prospectus filed as part of the Registration Statement in reliance on Rule 430A and contained in the form of prospectus filed by Registrant under Rule 497(h) under the Securities Act shall be deemed to be part of the Registration Statement as of the time it was declared effective; and

(b)	for the purpose of determining any liability under the Securities Act, each post-effective amendment that contains a form of prospectus shall be deemed to be a new Registration Statement relating to the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering thereof.

     (6)    Registrant hereby undertakes to send by first class mail or other means designed to ensure equally prompt delivery, within two business days of receipt of an oral or written request, its Statement of Additional Information.

SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of New York, State of New York, on the 23rd day of June, 2005.

LAZARD WORLD DIVIDEND & INCOME FUND, INC.
By: /s/ Charles Carroll
Name: Charles Carroll
Title: Chief Executive Officer

     Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signatures	Title	Date

/s/ Charles Carroll	President (Chief Executive Officer) and Director	June 23, 2005

Charles Carroll

/s/ Stephen St. Clair	Treasurer and Chief Financial Officer	June 23, 2005

Stephen St. Clair

/s/ Norman Eig*	Director	June 23, 2005

Norman Eig

/s/ Kenneth S. Davidson*	Director	June 23, 2005

Kenneth S. Davidson

/s/ Lester Z. Lieberman*	Director	June 23, 2005

Lester Z. Lieberman

/s/ William Katz*	Director	June 23, 2005

William Katz

/s/ Robert M. Solmson*	Director	June 23, 2005

Robert M. Solmson

/s/ Richard Reiss, Jr.*	Director	June 23, 2005

Richard Reiss Jr.

/s/ John J. Burke*	Director	June 23, 2005

John J. Burke

/s/ Nathan A. Paul*

Nathan A. Paul
Attorney-in-fact

Index of Exhibits

(h)	(i)	Purchase Agreement
	(ii)	Structuring Fee Agreement
(j)		Custodian Agreement
(k)	(i)	Transfer Agency and Service Agreement
	(ii)	Administration Agreement
(l)	(i)	Opinion and Consent of Stroock & Stroock & Lavan LLP
	(ii)	Opinion and Consent of Venable LLP
(n)		Consent of Independent Registered Public Accounting Firm
(p)		Investment Letter
(r)		Code of Ethics